Loans Receivable (Tables)	6 Months Ended
Sep. 30, 2023
Loans Receivable [Abstract]
Schedule of Loans Receivable	As of September 30, 2023 and March 31, 2023, loans receivable consisted of the following:
	September 30, 2023	March 31, 2023

Loans receivable (i)	$2,000,000	$5,000,000
Receivable due customers holding US stocks (ii)	1,561,155	3,855,220
	$3,561,155	$8,855,220
(i)	In October 2022, the Company and a third party entity entered into a loan agreement, pursuant to which the Company made a loan of $5,000,000 to the borrower at the interest rate of 0.67% per month. The borrower repaid the outstanding principal and interest in June 2023.

In August 2023, the Company and another third party entity entered into a promissory note agreement, pursuant to which the Company made a loan of $2,000,000 to the borrower. The promissory note bears a monthly interest rate of 0.67%.

(ii)	The balance due from customers holding US stocks represented the purchase price of stock exceeding the deposits paid by customers which traded these US stocks through the Company’s platform. The US stocks were under custodian of the Company, and the customers shall fully paid the balance to the Company before they sold these stocks.